COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)							12 Months Ended
		Jul. 11, 2025	Jul. 03, 2025	Feb. 06, 2025	Jan. 31, 2025	Feb. 18, 2022	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2023
Number of shares issued			1,000
Number of shares issued, value	[1]
FUTURETECH II ACQUISITION CORP [Member]
Cash							$ 56,768	$ 160,723	$ 17,578
Proceeds from issuance initial public offering						$ 117,300,000
FUTURETECH II ACQUISITION CORP [Member] | IPO [Member]
Sale of stock, number of shares issued						11,500,000
Sale of share price						$ 10.00
Proceeds from issuance initial public offering						$ 115,000,000
Underwriters Agreement [Member] | FUTURETECH II ACQUISITION CORP [Member] | IPO [Member]
Underwriting discount percentage						1.50%	1.50%
Payments for Underwriting Expense						$ 1,725,000
Underwriting deferred fee percentage						3.50%
Deferred Sales Commission						$ 3,450,000
Proceeds from issuance initial public offering							$ 1,725,000
Underwriters Agreement [Member] | FUTURETECH II ACQUISITION CORP [Member] | IPO [Member] | Underwritters [Member]
Underwriting deferred fee percentage							3.50%
Proceeds from issuance initial public offering							$ 3,450,000
Discharge Agreement [Member] | FUTURETECH II ACQUISITION CORP [Member]
Number of shares issued				147,500
Cash				$ 500,000
Promissory note				$ 1,475,000
Share price				$ 10.00
Number of shares issued, value				$ 1,475,000
Discharge Agreement [Member] | FUTURETECH II ACQUISITION CORP [Member] | Subsequent Event [Member]
Payments for Underwriting Expense				$ 3,450,000
Number of shares issued				147,500
Cash				$ 500,000
Promissory note				$ 1,475,000
Share price				$ 10.00
Number of shares issued, value				$ 1,475,000
Common Class A [Member] | FUTURETECH II ACQUISITION CORP [Member] | IPO [Member] | EF Hutton and/or its Designees [Member]
Number of shares issued						115,000	115,000
Common Class A [Member] | Subscription Agreement [Member] | FUTURETECH II ACQUISITION CORP [Member]
Sale of stock, number of shares issued					1,000,000
Sale of share price					$ 5.00
Common Class A [Member] | Subscription Agreement [Member] | FUTURETECH II ACQUISITION CORP [Member] | Subsequent Event [Member]
Sale of stock, number of shares issued					1,000,000
Sale of share price					$ 5.00
Common Class A [Member] | Escrow Agreement [Member] | FUTURETECH II ACQUISITION CORP [Member]
Escrow agreement description					the Company and the Investor signed an escrow agreement dated January 23, 2025 (the “Escrow Agreement”), pursuant to which the Company agreed to issue additional 2,000,000 shares of Class A Common Stock (the “Escrow Shares”, together with any dividends, distributions or other income on the Escrow Shares, the “Escrow Property”), in the name of the Company, to be deposited with Escrow Agent (as defined therein) for two (2) years from the date of the Closing (the “Escrow Release Date”), subject to release if and only if the closing price of the common stock of the Company on the date immediately prior to the Escrow Release Date is less than $7.50 per share. Pursuant to the Escrow Agreement, the Escrow Agent shall release a portion of the Escrow Shares to the Investor such that the aggregate value of all shares of Common Stock issued to the Investor at or before the Closing plus the value of the portion of the Escrow Property released to the Investor is equal to $7,500,000; provided, however, that if the aggregate value of all shares of Common Stock issued to the Investor at or before the Closing plus the value of the Escrow Property on the Escrow Release Date is less than $7,500,000, the Investor will be entitled to receive all of the Escrow Property but nothing more; provided, further, that, each Escrow Share shall be valued at an amount equal to the closing price of the shares of Common Stock on the Nasdaq Stock Market on the day immediately prior to the Escrow Release Date.
Common Class A [Member] | Escrow Agreement [Member] | FUTURETECH II ACQUISITION CORP [Member] | Subsequent Event [Member]
Escrow agreement description					the Company and the Investor signed an escrow agreement dated January 23, 2025 (the “Escrow Agreement”), pursuant to which the Company agreed to issue additional 2,000,000 shares of Class A Common Stock (the “Escrow Shares”, together with any dividends, distributions or other income on the Escrow Shares, the “Escrow Property”), in the name of the Company, to be deposited with Escrow Agent (as defined therein) for two (2) years from the date of the Closing (the “Escrow Release Date”), subject to release if and only if the closing price of the common stock of the Company on the date immediately prior to the Escrow Release Date is less than $7.50 per share. Pursuant to the Escrow Agreement, the Escrow Agent shall release a portion of the Escrow Shares to the Investor such that the aggregate value of all shares of Common Stock issued to the Investor at or before the Closing plus the value of the portion of the Escrow Property released to the Investor is equal to $7,500,000; provided, however, that if the aggregate value of all shares of Common Stock issued to the Investor at or before the Closing plus the value of the Escrow Property on the Escrow Release Date is less than $7,500,000, the Investor will be entitled to receive all of the Escrow Property but nothing more; provided, further, that, each Escrow Share shall be valued at an amount equal to the closing price of the shares of Common Stock on the Nasdaq Stock Market on the day immediately prior to the Escrow Release Date
Number of shares issued					2,000,000

[1]	Less than $0.01